Expected Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables
Expected credit losses, trade receivables, beginning balance	$ 0.8	$ 1.2
Provision for expected credit losses	0.2	0.3
Recoveries collected / reversals of provision		(0.7)
Write-off charged against allowance	(0.7)	0.0
Expected credit losses, trade receivables, ending balance	0.3	0.8
Other Current Assets
Expected credit losses, other current assets, beginning balance	0.0	1.9
Provision for expected credit losses	0.0	0.0
Recoveries collected / reversals of provision		0.0
Write-off charged against allowance	0.0	(1.9)
Expected credit losses, other current assets, ending balance	0.0	0.0
Total
Expected credit losses, total, beginning balance	0.8	3.1
Provision for expected credit losses	0.2	0.3
Recoveries collected / reversals of provision		(0.7)
Write-off charged against allowance	(0.7)	(1.9)
Expected credit losses, total, ending balance	$ 0.3	$ 0.8